Parent Entity Financial Information (Details) - Schedule of individual financial statements for the parent entity - Parent Company [Member] - USD ($)	12 Months Ended
	May 31, 2022	May 31, 2021
Condensed Financial Statements, Captions [Line Items]
Current assets	$ 23,685,902	$ 25,698,082
Non-current assets	1,181,517	1,300,467
Total assets	24,867,419	26,998,549
Current liabilities	1,498,834	1,118,020
Non-current liabilities	175,447	36,196
Total liabilities	1,674,281	1,154,216
Total	(46,386,276)	(51,688,666)
Share capital	88,436,263	88,361,303
Share-based payments	3,053,197	3,360,128
Accumulated losses	(68,296,322)	(65,877,098)
Total Shareholders' equity	23,193,138	25,844,333
Loss for the year	2,781,085	8,271,111
Total comprehensive loss	$ 2,781,085	$ 8,271,111